Financial liabilities - Kreos 2 (Details) € in Thousands			12 Months Ended
	Aug. 24, 2023 EUR (€)	Aug. 21, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 13, 2020 EUR (€) installment tranche	Jul. 24, 2018 installment
Disclosure of detailed information about borrowings [line items]
Borrowings, number of monthly installments | installment						36	54
Repayments of convertible loan notes	€ 33,000		€ 8,750	€ 27,188	€ 0
Kreos 2
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 15,000
Borrowings, number of tranches | tranche						2
Borrowings, additional tranche mount						€ 5,000
Borrowings, interest rate for following installments						9.75%
Borrowings, exit fee percentage						4.00%
Borrowings, notice period				30 days
Borrowings, exit fee percentage if prepayment between 18th and 30th installments						2.00%
Borrowings, exit fee percentage if prepayment after 30th installment						4.00%
Borrowings, annual discount rate						4.00%
Kreos 2 | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate for first 12 installments						8.00%
Kreos 2, tranche A
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 10,000
Borrowings, exit fee amount						400
Kreos 2, tranche B
Disclosure of detailed information about borrowings [line items]
Notional amount						5,000
Borrowings, exit fee amount						€ 200
Kreos 1, convertible bond loans, tranche B
Disclosure of detailed information about borrowings [line items]
Repayments of convertible loan notes	€ 8,000	€ 7,661